AVAILABLE-FOR-SALE SECURITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE SECURITIES

NOTE 2 – AVAILABLE-FOR-SALE SECURITIES

Available-for-sale securities have been classified in the consolidated balance sheets according to management’s intent at March 31, 2016 and December 31, 2015. The carrying amount of such securities and their approximate fair values were as follows:

	Gross	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

March 31, 2016
Available-for-sale securities
Mortgage-backed securities	$24,309,721	$103,826	$(141,879)	$24,271,668
U.S. Government agencies	3,274,868	32,999	(5,249)	3,302,618
Municipal obligations	1,887,094	20,592	(653)	1,907,033

	$29,471,683	$157,417	$(147,781)	$29,481,319

December 31, 2015
Available-for-sale securities
Mortgage-backed securities	$23,449,558	$52,498	$(231,560)	$23,270,496
U.S. Government agencies	3,498,469	10,429	(50,085)	3,458,813
Municipal obligations	1,898,571	3,317	(646)	1,901,242

	$28,846,598	$66,244	$(282,291)	$28,630,551

Proceeds from the sale of available-for-sale securities and resulting net gains and net losses were as follows:

	Three Months Ended March 31,
	2016	2015

Proceeds from sale	$-	$2,286,200
(Losses), net	$-	$(13,800)

Amortized cost and fair value of securities by contractual maturity as of March 31, 2016 are shown below. For purposes of the maturity table, mortgage-backed securities, which are not due at a single maturity date, have been allocated over maturity groupings based on the actual contractual maturities of underlying collateral. Expected maturities may differ from contractual maturities because borrowers may call or prepay obligations.

The scheduled maturities of available-for-sale securities at March 31, 2016 were as follows:

	March 31, 2016
	Amortized	Fair
	Cost	Value

Due in one year or less	$-	$-
Due after one to five years	28,207,821	28,193,363
Due after five to ten years	1,263,862	1,287,956
Due after ten years	-	-

Totals	$29,471,683	$29,481,319

At March 31, 2016 and December 31, 2015, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of stockholders’ equity.

At March 31, 2016 and December 31, 2015, mortgage-backed securities included collateralized mortgage obligations of $6.7 million and $5.9 million, respectively, which are backed by single-family mortgage loans. The Company does not hold any securities backed by commercial real estate loans.

Gross Unrealized Losses and Fair Value – The following tables show the gross unrealized losses and fair values of securities by length of time that individual securities in each category have been in a continuous loss position.

	March 31, 2016
	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
Description of		Unrealized		Unrealized		Unrealized
Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Available-for-sale securities:
Mortgage-backed securities	$3,556,124	$(25,291)	$8,423,645	$(116,588)	$11,979,769	$(141,879)
U.S. Government agencies	-	-	1,364,141	(5,249)	1,364,141	(5,249)
Municipal obligations	35,300	(653)	-	-	35,300	(653)

Total temporarily impaired securities	$3,591,424	$(25,944)	$9,787,786	$(121,837)	$13,379,210	$(147,781)

	December 31, 2015
	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
Description of		Unrealized		Unrealized		Unrealized
Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Available-for-sale securities:
Mortgage-backed securities	$13,002,963	$(133,816)	$5,833,352	$(97,744)	$18,836,315	$(231,560)
U.S. Government agencies	1,242,250	(6,715)	1,477,876	(43,370)	2,720,126	(50,085)
Municipal obligations	35,541	(646)	-	-	35,541	(646)

Total temporarily impaired securities	$14,280,754	$(141,177)	$7,311,228	$(141,114)	$21,591,982	$(282,291)

At March 31, 2016, all of the government agencies and mortgage-backed securities held by the Company were issued by U.S. Government-sponsored entities and agencies, primarily Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support. Because the decline in fair value is attributable to changes in interest rates and illiquidity, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at March 31, 2016 or December 31, 2015.

Loans and securities carried at approximately $115.6 million at March 31, 2016 were pledged to secure FHLB advances. In addition, securities carried at approximately $6.7 million at March 31, 2016 were pledged to secure public deposits.

NOTE 4 – AVAILABLE-FOR-SALE SECURITIES

Available-for-sale securities have been classified in the consolidated balance sheets according to management’s intent at December 31, 2015 and 2014. The carrying amount of such securities and their approximate fair values were as follows:

	Gross	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

December 31, 2015
Available-for-sale securities
Mortgage-backed securities	$23,449,558	$52,498	$(231,560)	$23,270,496
U.S. Government agencies	3,498,469	10,429	(50,085)	3,458,813
Municipal obligations	1,898,571	3,317	(646)	1,901,242

	$28,846,598	$66,244	$(282,291)	$28,630,551

December 31, 2014
Available-for-sale securities
Mortgage-backed securities	$21,797,221	$72,984	$(142,394)	$21,727,811
U.S. Government agencies	4,925,972	4,355	(73,798)	4,856,529
Municipal obligations	2,443,165	9,059	(18,652)	2,433,572

	$29,166,358	$86,398	$(234,844)	$29,017,912

Proceeds from the sale of available-for-sale securities and resulting net gains and net losses were as follows:

		Twelve-month
	Year ended	period ended
	December 31,	December 31,
	2015	2014
		(Unaudited)

Proceeds from sale	$2,799,336	$31,163,517
Income (losses), net	$6,414	$(327,914)

Amortized cost and fair value of securities by contractual maturity as of December 31, 2015 and 2014 are shown below. For purposes of the maturity table, mortgage-backed securities, which are not due at a single maturity date, have been allocated over maturity groupings based on the actual contractual maturities of underlying collateral. Expected maturities may differ from contractual maturities because borrowers may call or prepay obligations.

The scheduled maturities of available-for-sale securities at December 31, 2015 and 2014 were as follows:

	December 31, 2015		December 31, 2014
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$-	$-	$-	$-
Due after one to five years	25,131,259	24,942,098	18,462,435	18,353,451
Due after five to ten years	3,715,339	3,688,453	10,703,923	10,664,461
Due after ten years	-	-	-	-

Totals	$28,846,598	$28,630,551	$29,166,358	$29,017,912

At December 31, 2015 and 2014, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of stockholders’ equity.

At December 31, 2015 and 2014, mortgage-backed securities included collateralized mortgage obligations of $5.9 million and $5.5 million, respectively, which are backed by single-family mortgage loans. The Company does not hold any securities backed by commercial real estate loans.

Gross Unrealized Losses and Fair Value – The following tables show the gross unrealized losses and fair values of securities by length of time that individual securities in each category have been in a continuous loss position.

	December 31, 2015
	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
Description of		Unrealized		Unrealized		Unrealized
Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Available-for-sale securities:
Mortgage-backed securities	$13,002,963	$(133,816)	$5,833,352	$(97,744)	$18,836,315	$(231,560)
U.S. Government agencies	1,242,250	(6,715)	1,477,876	(43,370)	2,720,126	(50,085)
Municipal obligations	35,541	(646)	-	-	35,541	(646)

Total temporarily impaired securities	$14,280,754	$(141,177)	$7,311,228	$(141,114)	$21,591,982	$(282,291)

At December 31, 2015 and 2014, all of the government agencies and mortgage-backed securities held by the Company were issued by U.S. Government-sponsored entities and agencies, primarily Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support. Because the decline in fair value is attributable to changes in interest rates and illiquidity, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2015.

Loans and securities carried at approximately $114.9 million at December 31, 2015 were pledged to secure FHLB advances. In addition, securities carried at approximately $5.4 million at December 31, 2015 were pledged to secure public deposits.